Sep. 26, 2025
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Investment Objective
The RH Tactical Rotation ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	1.26%
Acquired Fund Fees and Expenses[1]	0.13%
Total Annual Fund Operating Expenses	2.39%
Less Fee Waiver and/or Expense Limitation[2]	1.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.38%
1. “Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
2. Cavalier Investments, LLC d/b/a Adaptive Investments, the investment advisor to the Fund (the “Advisor”), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the Fund. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 2026, and may be terminated by the Board at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through September 30, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$140	$649	$1,184	$2,649

1 Year	3 Years	5 Years	10 Years
$140	$649	$1,184	$2,649

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 249.34% of the average value of its portfolio.

Principal Investment Strategies
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Advisor seeks to achieve the Fund’s investment objective of capital appreciation by investing in exchange-traded funds (“ETFs”) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (“Portfolio Funds”). In addition to its indirect investments, the Fund may also invest directly in put and call options, index ETFs, sector ETFs, individual equities, and cash and cash equivalents as part of its risk management strategy.
The Advisor splits the Fund’s portfolio into two segments: core and opportunistic. The core segment of the Fund’s strategy targets a core position of approximately 25% in large-cap domestic securities. For the core segment of the Fund’s strategy, the Advisor may invest in ETFs that track the S&P 500 Index and utilize puts and calls for hedging the corresponding ETF. The investments of the Portfolio Funds will generally be comprised of equity securities included in the S&P 500 Index and principally consisting of common stock. The Advisor will balance the Fund’s Portfolio Funds around these core equity holdings.
The Advisor uses an investment model for analyzing market trends. The investment model includes factors such as price momentum, volatility, and comparative indicators relative to certain indices.  When the Advisor’s model indicates a negative market trend, the Fund may use defensive instruments, including ETFs that invest in treasury bonds, exchange traded notes (“ETNs”), and leverage and inverse ETFs. The Fund may hold significant cash or inverse ETF positions during unfavorable market conditions.
The opportunistic segment of the Fund’s portfolio is divided into two parts.  The first part targets an allocation of approximately 25% of the Fund’s net assets and consists of an allocation to large cap growth and/or large cap value ETFs. The Advisor’s proprietary Growth or Value Indicator (“GVI”) is used to determine this allocation.  The GVI is designed to identify the strengths or weaknesses in growth and/or value assets and determine which positions should be more attractive during certain market conditions.  GVI aims to enhance strategy performance while seeking to limit drawdowns of the Fund’s portfolio securities (the amount of money that an investment has lost from its highest point before it starts to recover).  The GVI considers the relative historical performance between the S&P 500 Growth Index and the S&P 500 Value Index, and the momentum of the relative historical performance of the S&P 500 Growth Index and the S&P 500 Value Index to determine the relative value between U.S. large cap growth and U.S. large cap value securities. The S&P 500 Growth Index is a sub-set of the S&P 500 Index that includes growth stocks, which it measures using three factors: sales growth, the ratio of earnings change to price, and momentum. The S&P 500 Value Index is a sub-set of the S&P 500 Index that includes value stocks, which it measures using three factors: the ratios of book value, earnings, and sales to price.  The second part of the opportunistic segment targets an allocation of approximately 50% to three U.S. domestic sector positions, which are generally of equal weight and aligned with the GVI. The strategy selects from a universe of fifteen sector ETFs ranking each sector Bullish, Moderately Bullish, Neutral, Moderately Bearish, and Bearish. The rankings utilize historical performance using a weighted average approach across different time frames. The rankings consider momentum, price valuation, up/down capture (how securities perform in relation to benchmarks in up market periods and down market periods), and market breadth (total number of stocks that are increasing in price as opposed to the number of stocks that are undergoing a decline in price).
The Fund will employ a risk management strategy intended to manage the volatility of the Fund’s returns and manage the overall risk of investing in the Fund. The risk management strategy monitors technical metrics on equity indices that may identify periods where there is potential for higher equity market risk. These technical metrics use mathematically based tools to identify positive or negative trends in equity indices, so, when the technical metrics identify a negative trend, there may be a potential for higher equity market risk. The investment model includes factors such as price momentum, volatility, and comparative indicators relative to certain indices. When periods of declining equity markets are more likely, the risk management strategy may reduce equity exposure. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash and cash equivalents, the Fund may utilize a hedge overlay for downside protection, which will include put and call options and ETFs or ETNs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs). The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.
The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise track particular market sectors. Although the Fund principally invests in Portfolio Funds with no sales-related expenses or very low sales-related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees. The Fund may have a relatively high level of portfolio turnover compared to other ETFs, which may affect the Fund’s performance due to higher transaction costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

Performance Information
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Tactical Rotation Fund, a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on November 5, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s Institutional Class shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective October 1, 2022. The Fund changed its investment strategy effective June 9, 2023. The Fund changed its investment strategy effective October 1, 2024. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/RHRX.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 10.58% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was -19.76% (quarter ended March 31, 2020).  The Fund’s year-to-date return as of June 30, 2025, was 4.97%.

Average Annual Total Returns Periods Ended December 31, 2024
Average Annual Total Returns Periods Ended December 31, 2024	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (09/20/2012)
RH Tactical Rotation ETF
Before taxes	22.55%	5.39%	5.05%	6.47%
After taxes on distributions	22.55%	5.34%	4.49%	5.63%
After taxes on distributions and sale of shares	13.35%	4.20%	3.83%	4.87%
S&P 500 TR Index (reflects no deductions for fees and expenses)	25.02%	14.51%	13.09%	10.94%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	10.66%	7.02%	7.48%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).